UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21633

Cohen & Steers Dividend Majors Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments

COHEN & STEERS DIVIDEND MAJORS FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCK 99.5%
CONSUMER—CYCLICAL 5.6%
AIRLINES 1.0%
Alaska Air Group(a)	23,900	$2,230,109

APPAREL 0.9%
Hanesbrands	16,100	1,231,328
VF Corp.	9,800	606,424
		1,837,752
AUTOMOBILES 0.8%
Ford Motor Co.	73,100	1,140,360
Harley-Davidson	8,600	572,846
		1,713,206
HOME BUILDERS 0.5%
D.R. Horton	47,900	1,037,035

HOTELS, RESTAURANTS & LEISURE 0.4%
Las Vegas Sands Corp.	11,300	912,814

MEDIA 1.4%
The Walt Disney Co.(a)	30,000	2,402,100
Twenty-First Century Fox, Class A	17,000	543,490
		2,945,590
RETAIL 0.4%
Ross Stores	11,500	822,825

SPECIALTY RETAIL 0.2%
Home Depot/The	6,900	545,997
TOTAL CONSUMER—CYCLICAL		12,045,328

CONSUMER—NON-CYCLICAL 4.3%
AGRICULTURE 0.3%
Philip Morris International	8,800	720,456

BEVERAGE 0.2%
PepsiCo(a)	6,500	542,750

COSMETICS/PERSONAL CARE 0.3%
Procter & Gamble Co.(a)	6,900	556,140

FOOD PRODUCTS 1.2%
Tyson Foods, Class A	56,900	2,504,169

RETAIL 2.3%
Costco Wholesale Corp.	10,100	1,127,968
CVS Caremark Corp.(a)	32,300	2,417,978

	Number of Shares	Value
Wal-Mart Stores	17,100	$1,306,953
		4,852,899
TOTAL CONSUMER—NON-CYCLICAL		9,176,414

ENERGY 5.3%
OIL & GAS 4.3%
Anadarko Petroleum Corp.	27,100	2,296,996
Devon Energy Corp.	8,600	575,598
EOG Resources	6,000	1,177,020
Exxon Mobil Corp.(a)	47,500	4,639,800
Marathon Petroleum Corp.	6,300	548,352
		9,237,766
OIL & GAS SERVICES 1.0%
Helmerich & Payne	14,112	1,517,887
Schlumberger Ltd.(a)	6,000	585,000
		2,102,887
TOTAL ENERGY		11,340,653

FINANCIAL 10.5%
BANKS 3.3%
Bank of America Corp.(a)	139,400	2,397,680
Capital One Financial Corp.	11,000	848,760
Huntington Bancshares	123,800	1,234,286
Wells Fargo & Co.(a)	50,200	2,496,948
		6,977,674
CREDIT CARD 0.6%
American Express Co.	15,600	1,404,468

DIVERSIFIED FINANCIAL SERVICES 4.5%
Ameriprise Financial	20,500	2,256,435
BlackRock	3,600	1,132,128
Citigroup	46,900	2,232,440
JPMorgan Chase & Co.(a)	45,600	2,768,376
Morgan Stanley	37,500	1,168,875
		9,558,254
INSURANCE 2.1%
American International Group(a)	46,400	2,320,464
Hartford Financial Services Group	16,200	571,374

	Number of Shares	Value
Prudential Financial	18,600	$1,574,490
		4,466,328
TOTAL FINANCIAL		22,406,724

HEALTH CARE 6.3%
BIOTECHNOLOGY 0.3%
Gilead Sciences(b)	8,000	566,880

HEALTH CARE PROVIDERS & SERVICES 2.6%
Aetna	20,100	1,506,897
Cigna Corp.	21,400	1,791,822
Universal Health Services, Class B	27,500	2,256,925
		5,555,644
HEALTHCARE PRODUCTS 1.6%
Abbott Laboratories	14,900	573,799
Covidien PLC (Ireland)	9,600	707,136
Thermo Fisher Scientific(a)	17,800	2,140,272
		3,421,207
PHARMACEUTICAL 1.8%
Actavis PLC (Ireland)(b)	5,200	1,070,420
Perrigo Co. PLC (Ireland)	6,824	1,055,400
Pfizer	54,400	1,747,328
		3,873,148
TOTAL HEALTH CARE		13,416,879

INDUSTRIALS 5.0%
AEROSPACE & DEFENSE 0.7%
L-3 Communications Holdings	5,700	673,455
Triumph Group	12,200	787,876
		1,461,331
AUTO MANUFACTURERS 0.3%
PACCAR	9,000	606,960

BUILDING PRODUCTS 0.9%
Eagle Materials	9,600	851,136
Owens Corning	25,500	1,100,835
		1,951,971
DIVERSIFIED MANUFACTURING 0.8%
General Electric Co.	64,200	1,662,138

	Number of Shares	Value
ELECTRICAL COMPONENT & EQUIPMENT 0.3%
TE Connectivity Ltd. (Switzerland)	9,600	$578,016

MACHINERY 1.1%
Pentair, Ltd. (Switzerland)	16,300	1,293,242
SPX Corp.	10,560	1,038,154
		2,331,396
ROAD & RAIL 0.6%
CSX Corp.	48,400	1,402,148

TRANSPORTATION 0.3%
United Parcel Service	5,800	564,804
TOTAL INDUSTRIALS		10,558,764

MATERIALS—CHEMICALS 2.0%
Eastman Chemical Co.	16,400	1,413,844
Ecolab	7,900	853,121
Monsanto Co.	7,300	830,521
Potash Corp. of Saskatchewan (Canada)	33,500	1,211,818
		4,309,304
REAL ESTATE 46.4%
DIVERSIFIED 4.8%
American Assets Trust	63,660	2,147,888
American Realty Capital Properties	132,430	1,856,669
Forest City Enterprises, Class A(a),(b)	39,708	758,423
Vornado Realty Trust	54,887	5,409,663
		10,172,643
HEALTH CARE 4.9%
Health Care REIT	27,690	1,650,324
Healthcare Trust of America, Class A	117,682	1,340,398
Omega Healthcare Investors	80,775	2,707,578
Ventas	78,174	4,734,999
		10,433,299
HOTEL 3.7%
Ashford Hospitality Prime	46,864	708,584
DiamondRock Hospitality Co.	170,130	1,999,027
Orient-Express Hotels Ltd., Class A (Bermuda)(b)	37,624	542,162
Strategic Hotels & Resorts(b)	212,439	2,164,753

	Number of Shares	Value
Sunstone Hotel Investors	179,785	$2,468,448
		7,882,974
INDUSTRIALS 4.0%
First Industrial Realty Trust	85,321	1,648,402
Prologis	129,024	5,268,050
Rexford Industrial Realty	56,251	797,639
STAG Industrial	35,080	845,428
		8,559,519
OFFICE 6.3%
Corporate Office Properties Trust	72,543	1,932,546
Douglas Emmett	90,410	2,453,727
Empire State Realty Trust, Class A	69,508	1,050,266
Kilroy Realty Corp.	27,861	1,632,097
Parkway Properties	87,375	1,594,594
SL Green Realty Corp.	47,098	4,739,001
		13,402,231
RESIDENTIAL—APARTMENT 7.0%
Apartment Investment & Management Co.	49,761	1,503,777
Equity Residential	103,377	5,994,832
Essex Property Trust	11,137	1,893,847
Home Properties	21,049	1,265,466
UDR	164,911	4,259,651
		14,917,573
SELF STORAGE 3.4%
CubeSmart	206,381	3,541,498
Extra Space Storage	78,088	3,788,049
		7,329,547
SHOPPING CENTERS 12.3%
COMMUNITY CENTER 3.7%
Ramco-Gershenson Properties Trust	82,092	1,338,100
Regency Centers Corp.	47,427	2,421,623
Retail Properties of America, Class A	104,321	1,412,506
Weingarten Realty Investors	89,520	2,685,600
		7,857,829
FREE STANDING 0.8%
Realty Income Corp.	45,754	1,869,508

	Number of Shares	Value
REGIONAL MALL 7.8%
Glimcher Realty Trust	146,510	$1,469,495
Simon Property Group	82,366	13,508,024
Taubman Centers	22,977	1,626,542
		16,604,061
TOTAL SHOPPING CENTERS		26,331,398
TOTAL REAL ESTATE		99,029,184

TECHNOLOGY 11.9%
COMPUTERS 3.2%
Apple(a)	7,600	4,079,224
Hewlett-Packard Co.(a)	87,200	2,821,792
		6,901,016
COMPUTERS & PERIPHERALS 1.5%
NetApp	40,400	1,490,760
NVIDIA Corp.	62,300	1,115,793
Western Digital Corp.	6,300	578,466
		3,185,019
INTERNET SERVICE PROVIDER 1.5%
Google(b)	1,800	2,006,118
Vantiv(b)	18,000	543,960
Yahoo!(b)	14,700	527,730
		3,077,808
SEMICONDUCTORS 3.4%
Avago Technologies Ltd. (Singapore)	49,900	3,214,059
Broadcom Corp., Class A	53,100	1,671,588
Intel Corp.	45,000	1,161,450
SanDisk Corp.	14,000	1,136,660
		7,183,757
SERVICES 1.1%
Citrix Systems(b)	42,100	2,417,803

SOFTWARE 0.8%
Microsoft Corp.	42,200	1,729,778

TELECOMMUNICATION EQUIPMENT 0.4%
QUALCOMM	11,000	867,460
TOTAL TECHNOLOGY		25,362,641

		Number of Shares	Value
TELECOMMUNICATION SERVICES 1.1%
AT&T(a)		38,900	$1,364,223
Rogers Communications (Canada)		24,000	994,518
			2,358,741
UTILITIES 1.1%
ELECTRIC UTILITIES 0.8%
NextEra Energy		19,100	1,826,342

MULTI-UTILITIES 0.3%
Wisconsin Energy Corp.		12,400	577,220
TOTAL UTILITIES			2,403,562
TOTAL COMMON STOCK (Identified cost—$164,785,699)			212,408,194

SHORT-TERM INVESTMENTS 0.2%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.00%(c)		400,000	400,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$400,000)			400,000

TOTAL INVESTMENTS (Identified cost—$165,185,699)	99.7%		212,808,194

WRITTEN CALL OPTIONS	(0.1)		(139,299)

OTHER ASSETS IN EXCESS OF LIABILITIES	0.4		803,489

NET ASSETS (Equivalent to $16.97 per share based on 12,580,987 shares of common stock outstanding)	100.0%		$213,472,384

		Number of Contracts
WRITTEN CALL OPTIONS (0.1)%
S&P 500 Index, USD Strike Price 1,880, 4/19/14		103	$(133,179)
S&P 500 Index, USD Strike Price 1,885, 4/19/14		6	(6,120)
TOTAL WRITTEN CALL OPTIONS (Premiums received—$215,363)			$(139,299)

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)	All or a portion of the security is pledged as collateral in connection with written option contracts. $5,815,935 in aggregate has been pledged as collateral.
(b)	Non-income producing security.
(c)	Rate quoted represents the seven-day yield of the Fund.

Cohen & Steers Dividend Majors Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter options are valued based upon prices provided by the respective counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Cohen & Steers Dividend Majors Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of March 31, 2014.

Cohen & Steers Dividend Majors Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$212,408,194	$212,408,194	$—	$—
Money Market Funds	400,000	—	400,000	—
Total Investments(a)	$212,808,194	$212,408,194	$400,000	$—
Written Call Options	$(139,299)	$(139,299)	$—	$—
Total Depreciation in Other Financial Instruments(a)	$(139,299)	$(139,299)	$—	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2.  Derivative Instruments

Options:  The Fund writes call options on an index and may write put options on an index and put and covered call options on securities with the intention of earning option premiums. Option premiums may increase the Fund’s realized gains and therefore may help increase distributable income. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss.  If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund.  If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Cohen & Steers Dividend Majors Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Transactions in written options during the three months ended March 31, 2014 were as follows:

	Number
	of Contracts	Premiums
Options outstanding at December 31, 2013	108	$203,920
Options written	325	601,890
Options expired	(43)	(75,486)
Options terminated in closing transactions	(187)	(347,422)
Options exercised	(94)	(167,539)
Options outstanding at March 31, 2014	109	$215,363

Note 3.  Income Tax Information

As of March 31, 2014, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$165,185,699
Gross unrealized appreciation	$48,361,413
Gross unrealized depreciation	(738,918)
Net unrealized appreciation	$47,622,495

Cohen & Steers Dividend Majors Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 4. Reorganization

On December 10, 2013, the Board of Directors of the Fund and Cohen & Steers Total Return Realty Fund, Inc. (RFI) approved the reorganization of the Fund with and into RFI, pursuant to which RFI would continue as the surviving fund (the Reorganization). A notice and proxy statement was filed with the SEC on February 12, 2014 and mailed to shareholders of record of both funds, as of January 30, 2014, on February 28, 2014.

At a special joint meeting on April 24, 2014, shareholders of the Fund approved the Reorganization and shareholders of RFI approved the issuance of additional shares of RFI’s common stock in connection with the Reorganization. The Reorganization will be effected at the net asset value and is expected to occur after the close of business on June 13, 2014.

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS DIVIDEND MAJORS FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ James Giallanza
	Name: Adam M. Derechin			Name: James Giallanza
	Title:	President and Principal Executive Officer		Title:	Treasurer and Principal Financial Officer

Date: May 23, 2014